Related Party Transactions (Details) - Schedule of Related Parties had Transactions	12 Months Ended
Dec. 31, 2023
Dandan Liu [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)
Rongfeng Cui [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Former Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.
Rongbing Cui [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Former Chief Financial Officer (“CFO”), Rongfeng Cui’s brother
Feng Zhang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	CFO
Yanjuan Wang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Rongfeng Cui’s wife
Yan Fu [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Former Sales Vice President
Yuxiang Qi [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Dandan Liu’s mother
Tide (Shanghai) Industrial Co. Ltd. (“Tide”) [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Owned by Rongfeng Cui and Yanjuan Wang
Qingdao Like Pet Supplies Co., Ltd. (“Like”) [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.
Qingdao Saike Environmental Technology Co., Ltd. (“Saike”) [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Owned by Rongfeng Cui and Yanjuan Wang
Huangdao Ding Ge Zhuang Kangkang Family Farm (“Kangkang Family Farm”) [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Controlled by Rongfeng Cui’s father
TDH Group BVBA [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018
TDH JAPAN [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018. Dissolved in February 2021.
Qingdao Yinhe Jiutian Information Technology Co., Ltd. (“Yinhe Jiutian”) [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Solely owned by Rongbing Cui
Huangdao Hanyinhe Software Development Center Co., Ltd. (“Hanyinhe”) [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Solely owned by Xiaomei Wang
Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”) [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Rongbing Cui serves as supervisor of Quanmin Chongai
LAI LINGS LENEXA [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Raymond Ng is the son of Richard Ng
Products Inc. [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Owned by Richard Ng
Bo Lings at Zona Rosa in the Northland [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Owned by Richard Ng
Richard Ng [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Richard owns 49% control of Far Ling’s Inc.